Credit from Banks and Others	12 Months Ended
Dec. 31, 2023
Credit From Banks And Others [Abstract]
Note 13 - Credit from Banks and Others
Note 13 - Credit from Banks and Others

A.	Composition

As of December 31
2023	2022
$ millions	$ millions

Short-term debt
From financial institutions	283	313
Current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease Liability	72	68
	575	199
Total Short-Term debt	858	512
Long- term debt and debentures
Long term lease liability	276	270
Loans from financial institutions	734	721
	1,010	991

Marketable debentures	1,203	1,329
Non-marketable debentures	191	191
	1,394	1,520
	2,404	2,511
Less – current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease liability	72	68
	575	199

Total Long- term debt and debentures	1,829	2,312

For further information, see Note 21.

B.	Yearly movement in Credit from Banks and Others (*)

As of December 31
2023	2022
$ millions	$ millions

Balance as of January 1	2,813	2,914
Changes from financing cash flows
Receipt of long-term debts	633	1,045
Repayment of long-term debt	(836)	(1,181)
Repayment of short-term credit	(25)	(21)
Interest paid	(125)	(113)
Receipt from transaction in derivatives, net	5	20
Total net financing cash flows	(348)	(250)
Initial recognition of lease liability	94	64
Interest expenses	164	148
Effect of changes in foreign exchange rates	18	(97)
Change in fair value of derivatives	26	67
Other changes	(64)	(33)
Balance as of December 31	2,703	2,813

(*) The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.

C.	Sale of receivables under securitization transaction

In September 2020, the Company and certain subsidiaries (hereinafter – the Subsidiaries) signed a series of agreements regarding a securitization transaction with three international banks (hereinafter – the Lending Banks) for the sale of their trade receivables to a special company which was established specifically for this purpose (hereinafter – the Acquiring Company).

The new securitization agreements were signed with a committed amount of $300 million and an additional uncommitted amount of $100 million, maturing in September 2025 (hereinafter – the Agreements). These Agreements replace the prior securitization agreements, which expired in September 2020. The structure and terms of the Agreements are very similar to the prior securitization agreement.

The Company's policy is to utilize the securitization limit based on its cash flow needs, alternative financing sources and market conditions. According to the Agreements, the Company undertook to comply with a financial covenant according to which the ratio of net debt to EBITDA will not exceed 4.75. If the Company does not meet this ratio, the Acquiring Company can discontinue acquiring new trade receivables (without affecting existing acquisitions). As of the reporting date, the Company complies with the above financial covenant.

The Acquiring Company finances acquisition of the debts through a loan received from a financial institution that is not affiliated with the Company. The period during which the Subsidiaries are entitled to sell their trade receivables to the Acquiring Company is five years from the closing date of the transaction, both parties have the option, at the end of each year, to notify for the transaction's cancellation. Once the Company has transferred its trade receivables, it no longer has the right to sell them to another party. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the expected period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays part of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies depending on the composition and behavior of the customer portfolio. The Subsidiaries continue to handle the collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company.

In addition, the Agreements set several conditions regarding the quality of the customer portfolios, which give the Lending Banks the option of terminating the undertaking or excluding the subsidiaries whose customer portfolios do not meet the provided conditions from the Agreements.

The trade receivables are fully presented in the Company's statements of financial position and the receipts received from the Acquiring Company are presented as a financial liability under short-term credit. As of December 31, 2023, utilization of the securitization facility within this framework amounted to $182 million (December 31, 2022 - $233 million).

D.	Information on material loans and debentures outstanding as of December 31, 2023:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	714	6.38%	May 2038	(2), (3)
Debentures - Series E	April 2016	1,569	Israeli Shekel	108	2.45%	2021- 2024 (annual installment)	Partially repaid (1), (3)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	145 46	5.16% 5.31%	January 2024 January 2026	(2), (3), (5)
Debentures - Series G	January/May 2020	766	Israeli Shekel	198	2.40%	2022- 2034 (annual installment)	Partially repaid (1), (3)
Debentures - Series D	December 2014	184	US Dollar	184	4.50%	December 2024	(2), (3)
Sustainability linked loan (SLL)	September 2021	250	Euro	276	0.80%	September 2026	(4)
Loan - European Bank	September 2021	25	Euro	28	0.95%	June 2025
Loan-Israeli institutions	November 2013	300	Israeli Shekel	29	4.74%	2015-2024 (annual installment)	Partially repaid

Additional Information:

(1)
In March 2023, the Company repaid, as scheduled, NIS 392 million (approx. $108 million) of Series E Bond. In December 2023, the Company repaid NIS 15 million (approx. $4 million) of Series G Bond, as scheduled.

(2)	In June 2023, Fitch Ratings reaffirmed the Company’s long-term issuer default rating and senior unsecured rating at 'BBB-'. The outlook on the long-term issuer default rating is stable.

(3)
In July 2023, S&P credit rating reaffirmed the Company’s international credit rating and senior unsecured rating of 'BBB-'. In addition, the S&P Maalot credit rating agency reaffirmed the Company’s credit rating of 'ilAA' with a stable rating outlook.

(4)
The loan includes three sustainability performance targets: (1) an annual 4% to 5% reduction in direct and indirect Scope 1 and Scope 2 CO2 emissions resulting from ICL global operations.(2) Through 2025, the Company is committed to adding a significant number of Tfs (Together for Sustainability) qualified vendors each year who meet criteria of management, environment, health and safety, labor and human rights, ethics, and governance and (3) for female to hold at least 25% of senior management roles, by the end of 2024. As of December 31, 2023, the Company is in compliance with the relevant sustainability performance targets.

(5)	In January 2024, the Company repaid $145 million private placement Bond, as scheduled.

(6)	As of December 31, 2023, the Company is in compliance with all its financial covenants set forth in its financing agreements. See item F below.

E.	Credit facilities:

Issuer	Group of international banks	European bank
Date of the credit facility	April 2023	December 2016
Date of credit facility termination	April 2028	May 2024
The amount of the credit facility	USD 1,550 million (1)	USD 30 million
Credit facility has been utilized	Euro 340 million	USD 30 million
Interest rate	Up to 33% use of credit: Euribor/ SOFR + 0.80%. From 33% to 66% use of credit: Euribor/ SOFR + 0.90% 66% or more use of credit: Euribor/ SOFR + 1.05%	SOFR + 1.06%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge (2)	Financial covenants - see Section F and a negative pledge.
Non-utilization fee	0.245%	-

(1)
In April 2023, the Company entered into a Sustainability-Linked Revolving Credit Facility Agreement made between ICL Finance B.V. and a consortium of twelve international banks for a $1,550 million credit facility. The Sustainability-Linked RCF replaced a previous revolving credit facility that was entered into in 2015, as amended and extended in 2018, and which was due to expire in 2025.

(2)
In line with ICL’s strategic commitment to sustainability, the Sustainability-Linked RCF follows ICL’s initial Sustainability-Linked Term Loan dated September 2021. The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.

F.	Restrictions on the Group relating to the receipt of credit

As part of the loan agreements the Company has signed, various restrictions apply including sustainability performance targets and financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith. For the Company’s sustainability performance targets see item D(4) above.

Financial Covenants:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2023

Total shareholder's equity	Equity above $2,000 million	$ 5,768 million
Ratio of EBITDA to the net interest expenses	Equal to or above 3.5	15.59
Ratio of the net financial debt to EBITDA	Less than 3.5	1.12
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.69%

(1)
The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2023, the Company complies with all of its financial covenants.

G.	Pledges and Restrictions Placed in Respect of Liabilities

(1)
The Company has undertaken various obligations in respect of loans and credit lines from banks, including a negative pledge, whereby the Company committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than guarantees in respect of subsidiaries) up to an agreed amount of $550 million. The Company has also committed to grant loans only to subsidiaries and to associated companies, in which it holds at least 25% of the voting rights. The Company has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges on its existing and future assets and income. For further information regarding the covenants in respect of these loans and credit lines, see item F above.

(2)	As of December 31, 2023, the total guarantees provided by the Company were in the amount of $142 million (December 31, 2022 - $127 million).